SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Revenues	$ 2,185,743	$ 3,345,217
Operating earnings (loss)	(4,959,684)	(6,799,815)
Property and equipment, net	532,512	471,182
Additions to (Disposals of) long-lived assets	268,650	157,230
Inventory, Net	387,918	331,437
Total Assets	3,484,874	3,679,246
UNITED STATES
Accounting Policies [Line Items]
Revenues	964,116	737,715
Operating earnings (loss)	(4,939,752)	(6,510,129)
Property and equipment, net	514,707	437,410
Additions to (Disposals of) long-lived assets	262,873	129,222
Inventory, Net	271,797	126,403
Total Assets	1,149,776	1,175,874
Republic of China (Taiwan) [Member]
Accounting Policies [Line Items]
Revenues	2,208,890	2,672,928
Operating earnings (loss)	(19,932)	(289,686)
Property and equipment, net	17,805	33,772
Additions to (Disposals of) long-lived assets	5,777	28,008
Inventory, Net	116,121	205,034
Total Assets	2,335,098	2,503,372
Elimination of intersegment revenues [Member]
Accounting Policies [Line Items]
Revenues	(987,263)	(65,426)
Operating earnings (loss)		$ 0